(1) Description of the Transaction	9 Months Ended
Sep. 30, 2020
Unaudited Pro-forma
(1) Description of the Transaction

(1) Description of the Transaction

Advanced Container Technologies, Inc., a Florida corporation (the “Company”) entered into an Exchange Agreement, dated as of August 14, 2020, by and among the Company, Advanced Container Technologies, Inc., a California corporation (“ACT”), and all of the shareholders of ACT (the “Shareholders”), which was amended on September 9, 2020 (as amended, the “Exchange Agreement”). The closing under the Exchange Agreement occurred on October 9, 2020, such that the Shareholders exchanged, on a pro rata basis, their shares in ACT for 50,000,000 shares of the Company’s common stock (the “Exchange”) and ACT became a wholly owned subsidiary of the company.